Transfer of Mortgages to Santander Financial Services PLC	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Transfer of Mortgages to Santander Financial Services PLC
44. TRANSFER OF MORTGAGES TO SANTANDER FINANCIAL SERVICES PLC
In October 2020, Santander UK plc transferred a portfolio of mortgage assets with a book value of £3,163m to Santander Financial Services plc for a cash consideration of £3,174m, including a purchase price premium of £11m. The mortgages transferred consisted only of assets classified as Stage 1 for ECL purposes, and were therefore not credit-impaired. There were no significant costs to sell.
Santander UK plc recognised an initial gain of £11m from the sale in other income and a £0.3m release of ECL provision previously recognised. As the mortgage portfolio sold contained fixed rate mortgages included in the mortgage fair value macro hedge, a £14m fair value hedge accounting adjustment was also released, resulting in an overall loss on sale of £3m.